Unaudited Quarterly Results of Operations Quarterly Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 80,801	$ 82,847	$ 82,657	$ 86,874	$ 88,529	$ 90,713	$ 93,495	$ 95,379	$ 98,402	$ 340,907	$ 377,989	$ 407,740
Cost of revenues		40,189	40,753	40,526	42,764	43,730	43,801	44,976	45,785
Income from operations	3,072	4,105	(1,466)	1,923	4,954	5,551	5,780	7,639	8,221	9,516	27,192	20,715
Reorganization Items	(666)	(6,987)	(1,428)	0	0					(8,415)	0	0
Net loss	(2,367)	(9,526)	(12,703)	(8,071)	(4,973)	(4,052)	(4,208)	(2,096)	(1,848)	(35,273)	(12,204)	(18,879)
As Previously Reported [Member]
Revenues			82,587	86,899	88,548	90,754	93,444	95,537	98,419		378,154	407,704
Cost of revenues			40,753	40,814	43,052	43,782	43,853	45,028	45,837
Income from operations			(1,639)	1,557	4,582	5,511	6,290	7,709	8,031		27,541	20,842
Reorganization Items			(1,428)	0	0
Net loss			$ (12,876)	$ (8,437)	$ (5,345)	$ (4,093)	$ (3,699)	$ (2,026)	$ (2,038)		$ (11,855)	$ (18,752)